Commitments and Contingencies (Details)	Jun. 30, 2015 USD ($)
Employment Agreement Minimum Compensation [Line Items]
2015 (6 months)	$ 621,000
2016	1,036,000
2017	928,000
2018	258,000
Total	$ 2,843,000